CONSOLIDATED STATEMENTS OF INCOME (LOSS) AND COMPREHENSIVE INCOME (LOSS) - USD ($)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
CONSOLIDATED STATEMENTS OF INCOME (LOSS) AND COMPREHENSIVE INCOME (LOSS)
Revenues	$ 35,573,432	$ 50,957,974	$ 57,899,096
Cost of revenues	(34,925,865)	(51,139,085)	(57,110,446)
Gross profit (loss)	647,567	(181,111)	788,650
Operating expenses:
Allowance for credit losses	(8,902,927)	(8,976,860)	(195,355)
Selling expenses	0	0	(53,008)
General and administrative expenses	(2,718,792)	(3,195,488)	(5,730,147)
Research and development expenses	(1,279)	(135,146)	(988,559)
Total operating expenses	(11,622,998)	(12,307,494)	(6,967,069)
Loss from operations	(10,975,431)	(12,488,605)	(6,178,419)
Other income (expenses):
Interest expense	(168,183)	(335,957)	(712,490)
Amortization of debt issuance costs	(540,528)	0	0
Government subsidy income	0	81,896	925,983
Interest income	2,567	388	489
Gain (loss) on disposal of subsidiaries	815,671	(1,290,201)	0
Share of net loss from equity investee	(308,681)	0	0
Other income (expenses)	32,956	(17,215)	116,575
Total other (expenses) income, net	(166,198)	(1,561,089)	330,557
Loss before income taxes	(11,141,629)	(14,049,694)	(5,847,862)
Income tax (expenses) benefits	(378)	8,925	222,122
Net loss	(11,142,007)	(14,040,769)	(5,625,740)
Net loss	(11,142,007)	(14,040,769)	(5,625,740)
Other comprehensive income (loss) :
Foreign currency translation (loss) gain	(3,729,742)	4,826,918	(2,238,556)
Comprehensive loss.	$ (14,871,749)	$ (9,213,851)	$ (7,864,296)
Loss per share.
Basic	$ (21.46)	$ (103.27)	$ (78.01)
Diluted	$ (21.46)	$ (103.27)	$ (78.01)
Weighted average shares outstanding
Basic	519,262	135,959	72,118
Diluted	1,950,054	274,481	90,683